Net Revenue Under the Commercial Bank Partnership Model (Details)	12 Months Ended
Dec. 31, 2022 CNY (¥)
Disclosure Text Block Supplement [Abstract]
Borrowers	¥ 48,352,866
Covering cash processing services	6,226,524
Guarantee receivable	97,552,160
Gains from guarantee liabilities	15,167,071
Commission fee	¥ 12,195,456